13F-HR
<SEQUENCE>1
<FILENAME>armb03312010.txt
13F-HR - armb03312010.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska                 April 8, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  54,118
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                     Alaska Retirement Management Board
                                                     March 31, 2010

COLUMN 1                        COLUMN 2           COLUMN 3     COLUMN 4  COLUMN 5           COLUMN 6  COLUMN 7  COLUMN 8

                               TITLE                          VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER  VOTING  AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP       (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MGRS   SOLE   SHARED NONE
--------------
ALEXANDERS INC                   COM               '014752109     311      1040    SH         SOLE              1040
ALEXANDRIA REAL ESTATE EQ IN     COM               '015271109     588      8700    SH         SOLE              8700
AMB PROPERTY CORP                COM               '00163T109     805     29580    SH         SOLE             29580
AMERICAN CAMPUS CMNTYS INC       COM               '024835100     295     10670    SH         SOLE             10670
APARTMENT INVT + MGMT CO         CL A              '03748R101     628     34116    SH         SOLE             34116
AVALONBAY CMNTYS INC             COM               '053484101    1799     20842    SH         SOLE             20842
BIOMED REALTY TRUSTINC           COM               '09063H107     325     19700    SH         SOLE             19700
BOSTON PROPERTIES INC            COM               '101121101    2076     27530    SH         SOLE             27530
BRANDYWINE RLTY TR               SH BEN INT NEW    '105368203     479     39260    SH         SOLE             39260
BRE PROPERTIES INC               CL A              '05564E106     577     16160    SH         SOLE             16160
CAMDEN PPTY TR                   SH BEN INT        '133131102     530     12740    SH         SOLE             12740
CBL & ASSOC PPTYS INC            COM               '124830100     385     28110    SH         SOLE             28110
COLONIAL PPTYS TR                COM SH BEN INT    '195872106     301     23410    SH         SOLE             23410
CORPORATE OFFICE PPTYS TR        SH BEN INT        '22002T108     450     11220    SH         SOLE             11220
COUSINS PPTYS INC                COM               '222795106     168     20297    SH         SOLE             20297
DCT INDUSTRIAL TRUST INC         COM               '233153105     197     37790    SH         SOLE             37790
DEVELOPERS DIVERSIFIED RLTY      COM               '251591103     603     49610    SH         SOLE             49610
DIAMONDROCK HOSPITALITY CO       COM               '252784301     245     24289    SH         SOLE             24289
DIGITAL RLTY TR INC              COM               '253868103     817     15080    SH         SOLE             15080
DOUGLAS EMMETT INC               COM               '25960P109     380     24740    SH         SOLE             24740
DUKE REALTY CORP                 COM NEW           '264411505     770     62140    SH         SOLE             62140
DUPONT FABROS TECHNOLOGY INC     COM               '26613Q106     167      7770    SH         SOLE              7770
EASTGROUP PPTY INC               COM               '277276101     203      5400    SH         SOLE              5400
ENTERTAINMENT PPTYS TR           COM SH BEN INT    '29380T105     349      8500    SH         SOLE              8500
EQUITY LIFESTYLE PPTYS INC       COM               '29472R108     487      9040    SH         SOLE              9040
EQUITY ONE INC                   COM               '294752100     329     17420    SH         SOLE             17420
EQUITY RESIDENTIAL               SH BEN INT        '29476L107    2155     55060    SH         SOLE             55060
ESSEX PPTY TR INC                COM               '297178105     504      5610    SH         SOLE              5610
EXTRA SPACE STORAGE INC          COM               '30225T102     367     28990    SH         SOLE             28990
FEDERAL REALTY INVT TR           SH BEN INT NEW    '313747206     881     12100    SH         SOLE             12100
FRANKLIN STREET PPTYS CORP       COM               '35471R106     222     15390    SH         SOLE             15390
HCP INC                          COM               '40414L109    1928     58450    SH         SOLE             58450
HEALTH CARE REIT INC             COM               '42217K106    1556     34410    SH         SOLE             34410
HEALTHCARE RLTY TR               COM               '421946104     531     22840    SH         SOLE             22840
HIGHWOODS PPTYS INC              COM               '431284108     438     13810    SH         SOLE             13810
HOME PROPERTIES INC              COM               '437306103     312      6670    SH         SOLE              6670
HOSPITALITY PPTYS TR             COM SH BEN INT    '44106M102     592     24750    SH         SOLE             24750
HOST HOTELS & RESORTS INC        COM               '44107P104    1799    122808    SH         SOLE            122808
HRPT PPTYS TR                    COM SHE BEN INT   '40426W101     354     45620    SH         SOLE             45620
KILROY RLTY CORP                 COM               '49427F108     272      8820    SH         SOLE              8820
KIMCO REALTY CORP                COM               '49446R109    1253     80120    SH         SOLE             80120
LASALLE HOTEL PPTYS              COM SH BEN INT    '517942108     301     12960    SH         SOLE             12960
LIBERTY PPTY TR                  SH BEN INT        '531172104     768     22630    SH         SOLE             22630
MACERICH CO                      COM               '554382101     763     19926    SH         SOLE             19926
MACK CA RLTY CORP                COM               '554489104     783     22220    SH         SOLE             22220
MID AMER APT CMNTYS INC          COM               '59522J103     295      5700    SH         SOLE              5700
NATIONAL RETAIL PROPERTIES I     COM               '637417106     369     16170    SH         SOLE             16170
NATIONWIDE HEALTH PPTYS INC      COM               '638620104    1151     32760    SH         SOLE             32760
OMEGA HEALTHCARE INVS INC        COM               '681936100     327     16790    SH         SOLE             16790
PIEDMONT OFFICE REALTY TR IN     COM CL A          '720190206     227     11470    SH         SOLE             11470
PLUM CREEK TIMBER CO INC         COM               '729251108    1263     32470    SH         SOLE             32470
POST PPTYS INC                   COM               '737464107     374     17020    SH         SOLE             17020
POTLATCH CORP NEW                COM               '737630103     277      7920    SH         SOLE              7920
PROLOGIS                         SH BEN INT        '743410102    1245     94370    SH         SOLE             94370
PS BUSINESS PKS INC CALIF        COM               '69360J107     237      4440    SH         SOLE              4440
PUBLIC STORAGE                   COM               '74460D109    3122     33940    SH         SOLE             33940
RAYONIER INC                     COM               '754907103     719     15840    SH         SOLE             15840
REALTY INCOME CORP               COM               '756109104     638     20790    SH         SOLE             20790
REGENCY CTRS CORP                COM               '758849103     659     17610    SH         SOLE             17610
SENIOR HSG PPTYS TR              SH BEN INT        '81721M109     556     25140    SH         SOLE             25140
SIMON PPTY GROUP INC NEW         COM               '828806109    4744     56551    SH         SOLE             56551
SL GREEN RLTY CORP               COM               '78440X101     873     15260    SH         SOLE             15260
SOVRAN SELF STORAGE INC          COM               '84610H108     193      5560    SH         SOLE              5560
SUNSTONE HOTEL INVS INC NEW      COM               '867892101     206     18450    SH         SOLE             18450
TANGER FACTORY OUTLET CTRS       COM               '875465106     350      8120    SH         SOLE              8120
TAUBMAN CTRS INC                 COM               '876664103     431     10820    SH         SOLE             10820
UDR INC                          COM               '902653104     522     29615    SH         SOLE             29615
U STORE IT TR                    COM               '91274F104     239     33210    SH         SOLE             33210
VENTAS INC                       COM               '92276F100    1481     31210    SH         SOLE             31210
VORNADO RLTY TR                  SH BEN INT        '929042109    2713     35847    SH         SOLE             35847
WASHINGTON REAL ESTATE INVT      SH BEN INT        '939653101     347     11390    SH         SOLE             11390
WEINGARTEN RLTY INVS             SH BEN INT        '948741103     517     24020    SH         SOLE             24020
